TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 3
dated October 5, 2007
to the February 1, 2007 Institutional Class Prospectus

NEW REDEMPTION FEE

Effective October 16, 2007, the TIAA-CREF Institutional Mutual Funds (the “Funds”) are implementing a new redemption fee applicable to certain redemptions or exchanges of Institutional Class shares of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds. Accordingly, at that time, the table entitled “Shareholder Fees” on page 48 of the Prospectus should be deleted in its entirety and replaced with the following:

“SHAREHOLDER FEES (deducted directly from gross amount of transaction)	Institutional Class

Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%
Maximum Deferred Sales Charge	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%
Redemption Fee[1]	2.00%
Exchange Fee[2]	0%
Maximum Account Fee	0%

1	Effective October 16, 2007, this fee (the “Redemption Fee”) applies and is payable to the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds on shares of such Funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances. See “Redemption Fee” for more information.

2	An exchange out of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index or Small-Cap Blend Index Funds or the sale of shares held in such Funds within 60 calendar days of the initial purchase date will be subject to the Redemption Fee.”

The following sentence is hereby added: (1) immediately after the first sentence of the first paragraph under the heading “Redemptions by Eligible Investors” on page 84 of the Prospectus and (2) immediately after the first sentence of the first paragraph under the heading “How To Redeem Shares – For Customers Purchasing Shares Directly” on page 85 of the Prospectus:

     “Certain redemptions of shares of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds will be subject to the Redemption Fee (see the section entitled “Redemption Fee” below).”

The following bolded words are hereby added to the first sentence of the fourth paragraph under the heading “Redemptions by Eligible Investors” on page 84 of the Prospectus to read as follows:

     “Usually, we send redemption proceeds (minus any applicable Redemption Fee) to the Eligible Investor on the second business day after we receive a redemption request, but not later than seven days afterwards, assuming that the request is received in good order by the Funds’ transfer agent (or other authorized Fund agent) (see below).”

The following bolded words are hereby added to the second sentence of the first paragraph under the heading “How To Redeem Shares – For Customers Purchasing Shares Directly” on page 85 of the Prospectus to read as follows:

     “Usually, we send your redemption proceeds (minus any applicable Redemption Fee) to you on the second business day after we receive your request, but not later than seven days afterwards, assuming the request is received in “good order” by the Funds’ transfer agent (or other authorized Fund agent) (see below).”

The following bolded words are hereby added to the first sentence of the second paragraph under the heading “How To Redeem Shares – For Customers Purchasing Shares Directly” on page 85 of the Prospectus to read as follows:

     “We send redemption proceeds (minus any applicable Redemption Fee) to the shareholder of record at his/her address or bank of record.”

The following sentence is hereby added as a fourth bullet point under the heading “Points to Remember When Redeeming” on page 86 of the Prospectus:

“• Certain redemptions of shares of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds (regardless of whether through a financial intermediary or directly) will be subject to the Redemption Fee (discussed below).”

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The following sentence is hereby added: (1) immediately after the second sentence of the first paragraph under the heading “How To Exchange Shares – For Customers Purchasing Shares Through Intermediaries” on page 86 of the Prospectus and (2) immediately after the second sentence of the second paragraph under the heading “How To Exchange Shares – For Customers Purchasing Shares Directly” on page 87 of the Prospectus:

     “Certain exchanges of shares of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds will be subject to the Redemption Fee (discussed below).”

The following sentence is hereby added immediately after the bolded second sentence of the first paragraph under the heading “How To Exchange Shares – For Customers Purchasing Shares Directly” on page 87 of the Prospectus to read as follows:

     “Exchanges involving shares of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds held less than 60 calendar days may be subject to the Redemption Fee.”

The following sentence is hereby added as a fifth bullet point under the heading “Points to Remember When Exchanging” on page 87 of the Prospectus:

“• Certain exchanges of shares of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity,Small-CapGrowthIndex,Small-CapValueIndexandSmall-CapBlendIndexFunds(regardlessofwhether through a financial intermediary or directly) will be subject to the Redemption Fee (discussed below).”

3

CHANGES TO MARKET TIMING/EXCESSIVE TRADING POLICY

Effective October 16, 2007, the Funds will be implementing a new market timing/excessive trading policy. Transactions that occur prior to this effective date will not be subject to the new policy. Accordingly, at that time, the disclosure under the headings entitled “Market Timing/Excessive Trading Policy for Investors Purchasing Through Intermediaries” and “Market Timing/Excessive Trading Policy for Institutional Class Investors Purchasing Shares Directly” on pages 90 and 91, respectively, of the Prospectus should be deleted in its entirety and replaced with a single section entitled “Market Timing/Excessive Trading Policy” as follows:

     “Market Timing/Excessive Trading Policy

     There are shareholders who may try to profit from making transactions back and forth among the Funds in an effort to “time” the market. As money is shifted in and out of the Funds, the Funds may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

     The Board of Trustees has adopted new policies and procedures, which will become effective October 16, 2007, to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into that same Fund and then redeems or exchanges any monies out of that same Fund, the shareholder will not be permitted to transfer back into that same Fund through a purchase or exchange for 90 calendar days. Transactions that occur prior to October 16, 2007 will not be subject to these new policies and procedures. In addition, the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds will charge a Redemption Fee on redemptions of shares occurring within 60 calendar days of the initial purchase date of the shares. The Fee is intended to defray the brokerage commissions, market impact and other costs of liquidating a shareholder’s investment in these Funds and to discourage short-term trading of shares of such Funds. See the section entitled “Redemption Fee” for additional information on the Fee.

     The Funds’ market timing policies and procedures will not be applied to the Money Market Fund or Short-Term Bond Fund II or to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds’ management. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds’ management. The Funds’ management may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

     The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds may also suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A pur-

4

chase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

     The Funds’ portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Funds’ NAVs, thereby minimizing any potential stale price arbitrage.

     The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exceptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

     The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

     Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite the Funds’ efforts to discourage market timing, there is no guarantee that a Fund or its agents will be able to identify such shareholders or curtail their trading practices.

     If you invest in a Fund through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.”

5

NEW REDEMPTION FEE

Effective October 16, 2007, the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds will be implementing a new redemption fee. Transactions that occur prior to this effective date will not be subject to the new redemption fee. Accordingly, at that time, the following new section entitled “Redemption Fee” should be added to page 91 of the Prospectus immediately above the heading entitled “Electronic Prospectuses”:

     “Redemption Fee

     As explained under “Fees and Expenses,” effective October 16, 2007, the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds will charge a Redemption Fee of 2.00% of the amount redeemed on redemptions or exchanges out of Fund shares occurring within 60 calendar days of the initial purchase date for the shares.

     The Redemption Fee applies to all investors in these Funds, regardless of whether they purchase shares of these Funds through an omnibus account maintained by an intermediary (such as a broker-dealer or retirement plan administrator) or directly. The Redemption Fee is not a deferred sales charge, commission or fee to finance sales of Fund shares; rather, the Fee is paid to these Funds to defray the brokerage commissions, market impact and other costs of liquidating a shareholder’s investment in these Funds and to discourage short-term trading of Fund shares.

     In determining whether the Redemption Fee is applicable to a particular redemption, these Funds will use the “first-in, first-out” (FIFO) method to determine the 60-day holding period. Under this method, the date of redemption or exchange will be compared to the earliest purchase date of shares held in these Funds by a shareholder. If this holding period is 60 calendar days or less, then the Redemption Fee will be charged, except as provided below. The first 60-day holding period will begin on October 16, 2007. Consequently, redemptions or exchanges of shares purchased prior to that date will not be subject to the Redemption Fee.

     These Funds will not apply the Redemption Fee to reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions and other types of transactions specified by the Funds’ management. In addition, the Redemption Fee will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds’ management.

     The Redemption Fee may be waived under certain circumstances involving involuntary redemption imposed by an insurance company or a plan sponsor. Contact your insurance company or plan sponsor or refer to your plan documents for more information on whether the Redemption Fee is applied to your shares. In addition to the circumstances noted above, management for each of these Funds reserves the right to waive the Redemption Fee at its discretion where it believes such waiver is in the Fund’s best interests, including but not limited to when it determines that imposition of the Redemption Fee is not necessary to protect the Fund from the effects of short-term trading. In addition, these Funds reserve the right to modify or eliminate the Redemption Fee or waivers thereof at any time. If there is a material change to the Redemption Fee, the Funds will notify you prior to the effective date of the change.

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     If shares of these Funds are held and subsequently redeemed through an omnibus account maintained by an intermediary, then the intermediary that places the trade with these Funds will be responsible for determining the amount of the Redemption Fee for each respective redemption of Fund shares and for the collection of the Fee, if any. However, there can be no assurance that all intermediaries will apply the Redemption Fee, or will apply the Fee in an accurate or uniform manner, and at times the manner in which the intermediary tracks and/or calculates the Redemption Fee may differ from each Fund’s method of doing so.

     The Board of Trustees may authorize the imposition of the Redemption Fee from time to time on other Funds, subject to notifying shareholders prior to the effective date of the Fee.”

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540507 A11503 10/07

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 3
dated October 5, 2007
to the February 1, 2007 Retirement Class Prospectus

NEW REDEMPTION FEE

Effective October 16, 2007, the TIAA-CREF Institutional Mutual Funds (the “Funds”) are implementing a new redemption fee applicable to certain redemptions or exchanges of Retirement Class shares of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds. Accordingly, at that time, the table entitled “Shareholder Fees” on page 44 of the Prospectus should be deleted in its entirety and replaced with the following:

“SHAREHOLDER FEES (deducted directly from gross amount of transaction)	Retirement Class

Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%
Maximum Deferred Sales Charge	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%
Redemption Fee[1]	2.00%
Exchange Fee[2]	0%
Maximum Account Fee	0%

1	Effective October 16, 2007, this fee (the “Redemption Fee”) applies and is payable to the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds on shares of such Funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances. See “Redemption Fee” for more information.

2	An exchange out of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds or the sale of shares held in such Funds within 60 calendar days of the initial purchase date will be subject to the Redemption Fee.”

The following sentence is hereby added to the last paragraph under the heading “How To Exchange Shares – General Information About Exchanges for Retirement Class Shares” on page 74 of the Prospectus:

     “In addition, certain exchanges of shares of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds will be subject to the Redemption Fee (see the section entitled “Redemption Fee” below).”

The following sentence is hereby added immediately after the first sentence of the first paragraph under the heading “How To Redeem Shares – Retirement Class Investors” on page 75 of the Prospectus:

     “Certain redemptions of shares of the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds will be subject to the Redemption Fee (discussed below).”

The following bolded words are hereby added to the fourth paragraph under the heading “How To Redeem Shares – Retirement Class Investors” on page 75 of the Prospectus:

     “Pursuant to your instructions, we reinvest redemption proceeds (minus any applicable Redemption Fee) in (1) Retirement Class shares of other Funds available under your plan, or (2) shares of other mutual funds available under your plan. Redemptions are effected as of the day that the Funds’ transfer agent (or other authorized Fund agent) receives your request in “good order” (see below), and your participant or IRA account will be credited within seven days thereafter. If you request a redemption shortly after a recent purchase of Retirement Class shares by check, we may delay payment of the redemption proceeds (minus any applicable Redemption Fee) until the check clears. This can take up to ten days. If you request a distribution of redemption proceeds from your participant account, we will send the proceeds (minus any applicable Redemption Fee) by check to the address, or by wire to the bank account, of record. If you want to send the redemption proceeds elsewhere, you must instruct us by letter with a signature guarantee.”

2

CHANGES TO MARKET TIMING/EXCESSIVE TRADING POLICY

Effective October 16, 2007, the Funds will be implementing a new market timing/excessive trading policy. Transactions that occur prior to this effective date will not be subject to the new policy. Accordingly, at that time, the section entitled “Market Timing/Excessive Trading Policy” on pages 76-77 of the Prospectus should be deleted in its entirety and replaced to read as follows:

     “Market Timing/Excessive Trading Policy

     There are shareholders who may try to profit from making transactions back and forth among the Funds in an effort to “time” the market. As money is shifted in and out of the Funds, the Funds may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

     The Board of Trustees has adopted new policies and procedures, which will become effective on October 16, 2007, to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into that same Fund and then redeems or exchanges any monies out of that same Fund, the shareholder will not be permitted to transfer back into that same Fund through a purchase or exchange for 90 calendar days. Transactions occurring prior to October 16, 2007 will not be subject to these new policies and procedures. In addition, the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds will charge a Redemption Fee on redemptions of shares occurring within 60 calendar days of the initial purchase date of the shares. The Fee is intended to defray the brokerage commissions, market impact and other costs of liquidating a shareholder’s investment in these Funds and to discourage short-term trading of shares of such Funds. See the section entitled “Redemption Fee” for additional information on the Fee.

     The Funds’ market timing policies and procedures will not be applied to the Money Market Fund or Short-Term Bond II Fund or to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds’ management. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds’ management. The Funds’ management may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

3

     The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds may also suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

     The Funds’ portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Funds’ NAVs, thereby minimizing any potential stale price arbitrage.

     The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exceptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

     The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

     Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite the Funds’ efforts to discourage market timing, there is no guarantee that a Fund or its agents will be able to identify such shareholders or curtail their trading practices.

     If you invest in a Fund through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.”

Effective October 15, 2007, the Funds will eliminate the early cutoff on electronic transfers into or out of Retirement Class shares of the International Equity and International Equity Index Funds. Accordingly, at that time, the following sentence should be added to the end of the new section entitled “Market Timing/Excessive Trading Policy” on pages 76-77 of the Prospectus:

     “The International Equity Fund and International Equity Index Fund have eliminated the early cutoff on electronic transfers (i.e., transfers over the Internet, by telephone or by fax) into or out of Retirement Class shares of these Funds. As a result, electronic transfer requests made in good order for Retirement Class shares of these Funds between 2:30 and 4:00 p.m. ET on a business day will receive the NAV calculated as of 4:00 p.m. on that same business day.”

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NEW REDEMPTION FEE

Effective October 16, 2007, the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds will be implementing a new redemption fee. Transactions that occur prior to this effective date will not be subject to the new redemption fee. Accordingly, at that time, the following new section entitled “Redemption Fee” should be added to the bottom of page 77 of the Prospectus immediately above the heading entitled “Electronic Prospectuses”:

     “Redemption Fee

     As explained under “Fees and Expenses,” effective October 16, 2007, the International Equity, International Equity Index, High-Yield II, Small-Cap Equity, Small-Cap Growth Index, Small-Cap Value Index and Small-Cap Blend Index Funds will charge a Redemption Fee of 2.00% of the amount redeemed on redemptions or exchanges out of Fund shares occurring within 60 calendar days of the initial purchase date for the shares.

     The Redemption Fee applies to all investors in these Funds, regardless of whether they purchase shares of the Fund through an omnibus account maintained by an intermediary (such as a broker-dealer or retirement plan administrator) or directly. The Redemption Fee is not a deferred sales charge, commission or fee to finance sales of Fund shares; rather, the Fee is paid to these Funds to defray the brokerage commissions, market impact and other costs of liquidating a shareholder’s investment in these Funds and to discourage short-term trading of Fund shares.

     In determining whether the Redemption Fee is applicable to a particular redemption, these Funds will use the “first-in, first-out” (FIFO) method to determine the 60-day holding period. Under this method, the date of redemption or exchange will be compared to the earliest purchase date of shares held in these Funds by a shareholder. If this holding period is 60 calendar days or less, then the Redemption Fee will be charged, except as provided below. The first 60-day holding period will begin on October 16, 2007. Consequently, redemptions or exchanges of shares purchased prior to that date will not be subject to the Redemption Fee.

     These Funds will not apply the Redemption Fee to reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions and other types of transactions specified by the Funds’ management. In addition, the Redemption Fee will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds’ management.

     The Redemption Fee may be waived under certain circumstances involving involuntary redemption imposed by an insurance company or a plan sponsor. Contact your insurance company or plan sponsor or refer to your plan documents for more information on whether the Redemption Fee is applied to your shares. In addition to the circumstances noted above, management for each of these Funds reserves the right to waive the Redemption Fee at its discretion where it believes such waiver is in the Fund’s best interests, including but not limited to when it determines that imposition of the Redemption Fee is not necessary to protect the Fund from the effects of short-term trading. In addition, these Funds reserve the right to modify or eliminate the Redemption Fee or waivers thereof at any time. If there is a material change to the Redemption Fee, the Funds will notify you prior to the effective date of the change.

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     If shares of these Funds are held and subsequently redeemed through an omnibus account maintained by an intermediary, then the intermediary that places the trade with these Funds will be responsible for determining the amount of the Redemption Fee for each respective redemption of Fund shares and for the collection of the Fee, if any. However, there can be no assurance that all intermediaries will apply the Redemption Fee, or will apply the Fee in an accurate or uniform manner, and at times the manner in which the intermediary tracks and/or calculates the Redemption Fee may differ from each Fund’s method of doing so.

     The Board of Trustees may authorize the imposition of the Redemption Fee from time to time on other Funds, subject to notifying shareholders prior to the effective date of the Fee.”

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A11509 10/07

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 3
dated October 5, 2007
to the February 1, 2007 Retail Class Prospectus

NEW REDEMPTION FEE AND ACCOUNT MAINTENANCE FEES

Effective October 16, 2007, the TIAA-CREF Institutional Mutual Funds (the “Funds”) are implementing a new redemption fee applicable to certain redemptions or exchanges of Retail Class shares of the International Equity, High-Yield II and Small-Cap Equity Funds. Accordingly, at that time, the table entitled “Shareholder Fees” on page 41 of the Prospectus should be deleted in its entirety and replaced with the following:

“SHAREHOLDER FEES (deducted directly from gross amount of transaction)	Retail Class

Maximum Sales Charge Imposed on Purchases (percentage of offering price)	0%
Maximum Deferred Sales Charge	0%
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	0%
Redemption Fee[1]	2.00%
Exchange Fee[2]	0%
Account Maintenance Fee (annual fee on accounts under $2,000)[3]	$15.00

1	Effective October 16, 2007, this fee (the “Redemption Fee”) applies and is payable to the International Equity, High-Yield II and Small-Cap Equity Funds on shares of such Funds that are redeemed or exchanged within 60 calendar days of the initial purchase date. The Redemption Fee is based on the total aggregate dollar amount of the redemption or exchange. The Redemption Fee may be waived in certain circumstances. See “Redemption Fee” for more information.

2	An exchange out of the International Equity, High-Yield II or Small-Cap Equity Funds or the sale of shares held in such Funds within 60 calendar days of the initial purchase date will be subject to the Redemption Fee.

3	This fee will be implemented in October 2008. The account maintenance fee will be deducted from your Fund account. See “Other Investor Information – Small Account Fee” for more information.”

The following sentence is hereby added immediately after the first sentence of the first paragraph under the heading “How To Redeem Shares” on page 70 of the Prospectus:

     “Certain redemptions of shares of the International Equity, High-Yield II and Small-Cap Equity Funds will be subject to the Redemption Fee (see the section entitled “Redemption Fee” below).”

The following bolded words are hereby added to the first sentence of the second paragraph under the heading “How To Redeem Shares” on page 70 of the Prospectus to read as follows:

     “Usually, we send your redemption proceeds (minus any applicable Redemption Fee) to you on the second business day after we receive your request, but not later than seven days afterwards, assuming that the request is received in good order by the Funds’ transfer agent (or other authorized Fund agent) (see below).”

The following bolded words are hereby added to the first sentence of the third paragraph under the heading “How To Redeem Shares” on page 70 of the Prospectus:

     “We send redemption proceeds (minus any applicable Redemption Fee) to the shareholder of record at his/her address or bank of record.”

The following sentence is hereby added as a fourth bullet point under the heading “Points to Remember When Redeeming” on page 72 of the Prospectus to read as follows:

“• Certain redemptions of shares of the International Equity, High-Yield II and Small-Cap Equity Funds (regardless of whether through a financial intermediary or directly) will be subject to the Redemption Fee (discussed below).”

The following sentence is hereby added immediately after the first sentence of the second paragraph under the heading “How To Exchange Shares” on page 72 of the Prospectus:

     “Certain exchanges of shares of the International Equity, High-Yield II and Small-Cap Equity Funds will be subject to the Redemption Fee (discussed below).”

The following sentence is hereby added as a fifth bullet point under the heading “Points to Remember When Exchanging” on page 73 of the Prospectus:

“• Certain exchanges of shares of the International Equity, High-Yield II and Small-Cap Equity Funds (regardless of whether through a financial intermediary or directly) will be subject to the Redemption Fee (discussed below).”

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Beginning in October 2008, the Funds expect to implement a new annual account maintenance fee for accounts with balances below $2,000. Accordingly, the third paragraph under the section of the Prospectus entitled “Other Investor Information - Low Balance Fee” on page 74 of the Prospectus is hereby deleted in its entirety and replaced by the following:

     “Account Maintenance Fee.

     Beginning in October 2008, the Fund will charge an annual account maintenance fee of $15.00 per Retail Class Fund account in order to allocate shareholder servicing costs equitably if your Fund balance falls below $2,000 (for any reason, including a decrease in market value). This fee will be deducted from your Retail Class Fund account. Unless you hold your Fund shares through a non-taxable account, the redemption of Fund shares to pay for the fee will be a taxable event for you.

     You will be given 60 days’ notice to reestablish the minimum balance if your Fund account balance falls below $2,000 in order to avoid the annual account maintenance fee. If you do not either increase your balance or close the account, then you will be assessed the account maintenance fee as noted above.

     The annual account maintenance fee will not apply to the following types of Retail Class Fund accounts: accounts held through retirement or employee benefit plans; accounts held through intermediaries and their supermarkets and platforms (i.e., omnibus accounts); accounts that are registered under a taxpayer identification number (or social security number) that have aggregate non-retirement or employee benefit plan assets held in accounts for the Fund or other series of the Trust of $25,000 or more; accounts currently enrolled in the Fund’s automatic investment plan (AIP); and accounts held through tuition (529) programs. However, the annual account maintenance fee will apply to individual retirement accounts and Coverdell education savings accounts. The Fund reserves the right to waive or reduce the annual account maintenance fee for any Fund account at any time. Additionally, the Fund may increase, terminate or revise the terms of the annual account maintenance fee at any time without advance notice to shareholders.”

CHANGES TO MARKET TIMING/EXCESSIVE TRADING POLICY

Effective October 16, 2007, the Funds will be implementing a new market timing/excessive trading policy. Transactions that occur prior to this effective date will not be subject to the new policy. Accordingly, at that time, the section entitled “Market Timing/Excessive Trading Policy” on pages 76-77 of the Prospectus should be deleted in its entirety and replaced by the following:

     “Market Timing/Excessive Trading Policy

     There are shareholders who may try to profit from making transactions back and forth among the Funds in an effort to “time” the market. As money is shifted in and out of the Funds, the Funds may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Funds are not appropriate for such market timing and you should not invest in the Funds if you want to engage in market timing activity.

3

     The Board of Trustees has adopted new policies and procedures which will become effective October 16, 2007 to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar day period, a shareholder redeems or exchanges any monies out of a Fund, subsequently purchases or exchanges any monies back into that same Fund and then redeems or exchanges any monies out of that same Fund, the shareholder will not be permitted to transfer back into that same Fund through a purchase or exchange for 90 calendar days. Transactions occurring prior to October 16, 2007 will not be subject to these new policies and procedures. In addition, the International Equity, High-Yield II and Small-Cap Equity Funds will charge a Redemption Fee on redemptions of shares occurring within 60 calendar days of the initial purchase date of the shares. The Fee is intended to defray the brokerage commissions, market impact and other costs of liquidating a shareholder’s investment in these Funds and to discourage short-term trading of shares of such Funds. See the section entitled “Redemption Fee” for additional information on the Fee.

     The Funds’ market timing policies and procedures will not be applied to the Money Market Fund or Short-Term Bond II Fund or to certain types of transactions like reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Funds’ management. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds’ management. The Funds’ management may also waive the market timing policies and procedures when it is believed that such waiver is in a Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Fund from the effects of short-term trading.

     The Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Fund’s efficient portfolio management. The Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

     The Funds’ portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Funds’ NAVs, thereby minimizing any potential stale price arbitrage.

     The Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exceptions noted above). The Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. The Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

4

     The Funds are not appropriate for market timing. You should not invest in the Funds if you want to engage in market timing activity.

     Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite the Funds’ efforts to discourage market timing, there is no guarantee that a Fund or its agents will be able to identify such shareholders or curtail their trading practices.

     If you invest in a Fund through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.”

NEW REDEMPTION FEE

Effective October 16, 2007, the International Equity, High-Yield II and Small-Cap Equity Funds will be implementing a new redemption fee. Transactions that occur prior to this effective date will not be subject to the new redemption fee. Accordingly, at that time, the following new section entitled “Redemption Fee” should be added to page 77 of the Prospectus immediately above the heading entitled “Electronic Prospectuses”:

     “Redemption Fee

     As explained under “Fees and Expenses,” effective October 16, 2007, the International Equity, High-Yield II and Small-Cap Equity Funds will charge a Redemption Fee of 2.00% of the amount redeemed on redemptions or exchanges out of Fund shares occurring within 60 calendar days of the initial purchase date for the shares.

     The Redemption Fee applies to all investors in these Funds, regardless of whether they purchase shares of the Fund through an omnibus account maintained by an intermediary (such as a broker-dealer or retirement plan administrator) or directly. The Redemption Fee is not a deferred sales charge, commission or fee to finance sales of Fund shares; rather, the Fee is paid to these Funds to defray the brokerage commissions, market impact and other costs of liquidating a shareholder’s investment in these Funds and to discourage short-term trading of Fund shares.

     In determining whether the Redemption Fee is applicable to a particular redemption, these Funds will use the “first-in, first-out” (FIFO) method to determine the 60-day holding period. Under this method, the date of redemption or exchange will be compared to the earliest purchase date of shares held in these Funds by a shareholder. If this holding period is 60 calendar days or less, then the Redemption Fee will be charged, except as provided below. The first 60-day holding period will begin on October 16, 2007. Consequently, redemptions or exchanges of shares purchased prior to that date will not be subject to the Redemption Fee.

     These Funds will not apply the Redemption Fee to reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions and other types of transactions specified by the Funds’ management. In addition, the Redemption Fee will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Funds’ management.

5

     The Redemption Fee may be waived under certain circumstances involving involuntary redemption imposed by an insurance company or a plan sponsor. Contact your insurance company or plan sponsor or refer to your plan documents for more information on whether the Redemption Fee is applied to your shares. In addition to the circumstances noted above, management for each of these Funds reserves the right to waive the Redemption Fee at its discretion where it believes such waiver is in the Fund’s best interests, including but not limited to when it determines that imposition of the Redemption Fee is not necessary to protect the Fund from the effects of short-term trading. In addition, these Funds reserve the right to modify or eliminate the Redemption Fee or waivers thereof at any time. If there is a material change to the Redemption Fee, the Funds will notify you prior to the effective date of the change.

     If shares of these Funds are held and subsequently redeemed through an omnibus account maintained by an intermediary, then the intermediary that places the trade with these Funds will be responsible for determining the amount of the Redemption Fee for each respective redemption of Fund shares and for the collection of the Fee, if any. However, there can be no assurance that all intermediaries will apply the Redemption Fee, or will apply the Fee in an accurate or uniform manner, and at times the manner in which the intermediary tracks and/or calculates the Redemption Fee may differ from each Fund’s method of doing so.

     The Board of Trustees may authorize the imposition of the Redemption Fee from time to time on other Funds, subject to notifying shareholders prior to the effective date of the Fee.”

6

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7

540506 A11510 10/07

TIAA-CREF LIFECYCLE FUNDS
(series of TIAA-CREF Institutional Mutual Funds)

SUPPLEMENT NO. 1
dated October 5, 2007
to the April 24, 2007 Institutional Class Prospectus

CHANGES TO MARKET TIMING/EXCESSIVE TRADING POLICY

Effective October 16, 2007, the TIAA-CREF Lifecycle Funds (the “Lifecycle Funds”) will be implementing a new market timing/ excessive trading policy. Transactions that occur prior to this effective date will not be subject to the new policy. Accordingly, at that time, the section entitled "Market Timing/Excessive Trading Policy" on pages 47–48 of the Prospectus should be deleted in its entirety and replaced by the following:

     “Market Timing/Excessive Trading Policy

     There are shareholders who may try to profit from making transactions back and forth among the Lifecycle Funds in an effort to “time” the market. As money is shifted in and out of the Lifecycle Funds, the Lifecycle Funds may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Lifecycle Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution if timers are able to take advantage of pricing inefficiencies. Consequently, the Lifecycle Funds are not appropriate for such market timing and you should not invest in the Lifecycle Funds if you want to engage in market timing activity.

     The Board of Trustees has adopted new policies and procedures, which will become effective on October 16, 2007 to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar day period, a shareholder redeems or exchanges any monies out of a Lifecycle Fund, subsequently purchases or exchanges any monies back into that same Lifecycle Fund and then redeems or exchanges any monies out of that same Lifecycle Fund, the shareholder will not be permitted to transfer back into that same Lifecycle Fund through a purchase or exchange for 90 calendar days. Transactions occurring prior to October 16, 2007 will not be subject to these new policies and procedures.

     The Lifecycle Funds’ market timing policies and procedures will not be applied to reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Lifecycle Funds’ management. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Lifecycle Funds’ management. The Lifecycle Funds’ management may also waive the market timing policies and procedures when it is believed that such waiver is in a Lifecycle Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Lifecycle Fund from the effects of short-term trading.

     The Lifecycle Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Lifecycle Fund’s efficient portfolio management. The Lifecycle Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Lifecycle Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

     The Lifecycle Funds’ and Underlying Funds’ portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Lifecycle Funds’ NAVs, thereby minimizing any potential stale price arbitrage.

     The Lifecycle Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exceptions noted above). The Lifecycle Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. The Lifecycle Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Lifecycle Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

     The Lifecycle Funds are not appropriate for market timing. You should not invest in the Lifecycle Funds if you want to engage in market timing activity.

     Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite the Lifecycle Funds’ efforts to discourage market timing, there is no guarantee that a Lifecycle Fund or its agents will be able to identify such shareholders or curtail their trading practices.

     If you invest in a Lifecycle Fund through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.”

TIAA-CREF LIFECYCLE FUNDS
(series of TIAA-CREF Institutional Mutual Funds)

SUPPLEMENT NO. 1
dated October 5, 2007
to the April 24, 2007 Retirement Class Prospectus

CHANGES IN ELIGIBILITY REQUIREMENTS FOR RETIREMENT CLASS SHARES

Due to changes in the eligibility requirements for Retirement Class shares of the Lifecycle Funds, certain disclosures in the Prospectus need to be revised. The first such revision is to add the following bolded words to the first sentence in the second paragraph under the heading “Past Performance” on page 19 of the Prospectus:

     “The performance table following the charts shows the average annual total returns (both before and after taxes) of the Retirement Class of each Lifecycle Fund over the 2006 calendar year and since inception and how those returns compare to those of broad-based securities market indices and a composite index based on the Fund’s target allocations.”

Secondly, the following after-tax performance should be added to the “Average Annual Total Returns” chart starting on page 22 of the Prospectus:

“AVERAGE ANNUAL TOTAL RETURNS OF THE	One Year	Since Inception
RETIREMENT CLASS OF THE LIFECYCLE FUNDS	(January 1, 2006 to	(October 15, 2004 to
(After Taxes)	December 31, 2006)	December 31, 2006)
Lifecycle 2010 Fund
Returns After Taxes on Distributions	7.64%	7.71%
Return After Taxes on Distributions and Sale of Fund Shares	5.60%	6.96%
Lifecycle 2015 Fund
Returns After Taxes on Distributions	8.63%	8.62%
Return After Taxes on Distributions and Sale of Fund Shares	6.27%	7.78%
Lifecycle 2020 Fund
Returns After Taxes on Distributions	9.53%	9.41%
Return After Taxes on Distributions and Sale of Fund Shares	6.82%	8.45%
Lifecycle 2025 Fund
Returns After Taxes on Distributions	9.99%	10.04%
Return After Taxes on Distributions and Sale of Fund Shares	7.19%	9.02%
Lifecycle 2030 Fund
Returns After Taxes on Distributions	10.98%	10.69%
Return After Taxes on Distributions and Sale of Fund Shares	7.79%	9.58%
Lifecycle 2035 Fund
Returns After Taxes on Distributions	11.71%	11.39%
Return After Taxes on Distributions and Sale of Fund Shares	8.30%	10.20%
Lifecycle 2040 Fund
Returns After Taxes on Distributions	12.35%	12.00%
Return After Taxes on Distributions and Sale of Fund Shares	8.76%	10.75%”

In addition, the second full paragraph on page 24 of the Prospectus is hereby deleted in its entirety and replaced with the following:

     “After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Lifecycle Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (“IRAs”).”

Next, the bolded words below should be added to the second sentence of footnote 4 to the “Annual Fund Operating Expenses” table on page 25 of the Prospectus:

     “In addition, Advisors has contracted to reimburse the Funds for all of the “Other Expenses” of the Retirement Class (except for the 0.25% fee for services provided in connection with the offering of this class on retirement or other platforms) through April 30, 2008.”

Also, the first bullet point on page 35 of the Prospectus under the section entitled “Share Classes” and the entire first paragraph under the section entitled “How To Purchase Shares – Eligible Investors” on page 40 of the Prospectus should be deleted in their entirety and replaced by the following:

     “Retirement Class shares of the Lifecycle Funds are offered primarily through accounts established by employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b)(7) and 457 of the Code. Retirement Class shares also may be offered through custody accounts established by individuals as IRAs pursuant to section 408 of the Code. Additionally, Retirement Class shares may be offered by certain intermediaries who have entered into a contract or arrangement with the Lifecycle Funds or their investment adviser or distributor that enables the intermediaries to purchase this class of shares.”

Additionally, the following bolded words should be added in the first and second sentences of the first paragraph immediately under the heading “Other Services” on page 37 of the Prospectus:

     “The Lifecycle Funds entered into a service agreement effective February 1, 2006, with Advisors for the provision of certain administrative services related to the offering of Lifecycle Fund shares on retirement plan or other platforms (the “Retirement Service Agreement”). The Lifecycle Funds’ compensation to Advisors for these retirement and other services is reflected as an administrative expense of the Lifecycle Funds and as part of “Other Expenses” in the Fees and Expenses section of this prospectus.”

The last sentence of the first paragraph on page 40 of the Prospectus is hereby deleted and replaced with the following text:

     “Dividends and capital gain distributions paid to Retirement Class shareholders who hold their shares through a TIAA-CREF administered plan or custody account will automatically be reinvested in additional Retirement Class shares of the particular Lifecycle Fund. All other Retirement Class shareholders may elect from the following distribution options (barring any restrictions from the intermediary or plan through which such shares are held):

1.

Reinvestment Option, Same Fund. We automatically reinvest your dividend and capital gain distributions in additional shares of the Lifecycle Funds. Unless you elect otherwise, this will be your default distribution option.

2.	Reinvestment Option, Different Fund. We automatically reinvest your dividend and capital gain distributions in additional shares of another Lifecycle Fund in which you already hold shares.

3.	Income-Earned Option. We automatically reinvest your long-term capital gain distributions, but you will be sent a check for each dividend and short-term capital gain distribution.

4.	Capital Gains Option. We automatically reinvest your dividend and short-term capital gain distributions, but you will be sent a check for each long-term capital gain distribution.

5.	Cash Option. We send a check for your dividend and each capital gain distribution.

     We make distributions for each Lifecycle Fund on a per share basis to the shareholders of record on the Lifecycle Fund’s distribution date. We do this regardless of how long the shares have been held. This means that if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of “Buying a dividend” below under “Taxes”). Cash distribution checks will be mailed within seven days of the distribution date.”

The following text should be inserted immediately after the heading “Taxes” on page 40 of the Prospectus:

     “As with any investment, you should consider how your investment in any Lifecycle Fund will be taxed.

     Taxes on dividends and distributions. Unless you are tax-exempt or hold Lifecycle Fund shares in a tax-deferred account, you must pay federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

     For federal tax purposes, income and short-term capital gain distributions from a Lifecycle Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, we will send you and the Internal Revenue Service (“IRS”) a statement showing the taxable distributions paid to you in the previous year from each Fund. Long-term capital gain distributions generally may be taxed at a maximum federal rate of 15% to individual investors (or at 5% (0% for taxable years beginning after 2007) to individual investors who are in the 10% or 15% tax bracket). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Lifecycle Fund held the securities the sale of which led to the gain.

     Under recent legislation, a portion of ordinary income dividends paid by a Lifecycle Fund to individual investors may constitute “qualified dividend income” that is subject to the same maximum tax rates as long-term capital gains. The portion of a dividend that will qualify for this treatment will depend on the aggregated qualified income received by a Lifecycle Fund. Notwithstanding this, certain holding period requirements with respect to an individual’s shares in a Lifecycle Fund may apply to prevent the individual from treating any portion of a dividend as “qualified dividend income.” Additional information about this can be found in the SAI.

     Taxes on transactions. Unless a transaction involves Lifecycle Fund shares held in a tax-deferred account, redemptions, including sales and exchanges to other Lifecycle Funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

     Whenever you sell shares of a Lifecycle Fund, we will send you a confirmation statement showing how many shares you sold and at what price. However, you or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

     Buying a dividend. If you buy shares just before a Lifecycle Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as “buying a dividend.” For example, assume you bought shares of a Lifecycle Fund for $10.00 per share the day before the Lifecycle Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and, you would have to include the $0.25 dividend in your gross income for tax purposes.

     Effect of foreign taxes. Foreign governments may impose taxes on a Lifecycle Fund and its investments and these taxes generally will reduce such Lifecycle Fund’s distributions. If a Lifecycle Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income than was actually distributed by the Lifecycle Fund, but will also show the amount of the available offsetting credit or deduction.

     Special considerations for certain institutional investors. If you are a corporate investor, a portion of the dividends from net investment income paid by a Lifecycle Fund may qualify for the corporate dividends-received deduction. The portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.”

The following text should be inserted after the end of the section entitled “In-Kind Redemptions of Shares” on page 44 of the Prospectus:

     “For Investors Holding Shares Through Other Intermediaries:

     Besides employee benefit plans and custody accounts administered by TIAA-CREF, other intermediaries that have entered into a contract or other arrangement with the Lifecycle Funds or their investment adviser or distributor may also purchase Retirement Class shares of the Lifecycle Funds on behalf of their clients. These contractually eligible investors for the Retirement Class of the Lifecycle Funds are referred to as “Eligible Investors” in the rest of this Prospectus.

HOW TO PURCHASE SHARES

     Eligible Investors may invest directly in the Lifecycle Funds. All other prospective investors should contact their intermediary or plan sponsor for applicable purchase requirements. All purchases must be in U.S. dollars.

     There may be circumstances when we will not permit Eligible Investors to invest in one or more of the Lifecycle Funds. We reserve the right to suspend or terminate the offering of shares by one or more Lifecycle Funds. We also reserve the right to reject any specific purchase request.

     We impose no minimum investment requirement for Eligible Investors and consider all requests for purchases to be received when they are received in “good order” by the Lifecycle Funds’ transfer agent (or other authorized Fund agent) (see below). However, investors purchasing Retirement Class shares through Eligible Investors (like financial intermediaries or employee plans) may purchase shares only in accordance with instructions and limitations pertaining to their account at the intermediary or plan. These Eligible Investors may set different minimum investment requirements for their customers’ investments in Retirement Class shares. In addition, investors who hold Retirement Class shares through an Eligible Investor may have to pay additional fees or expenses, including expenses related to the administration of such plans. Please contact your intermediary or plan sponsor for more information.

     To purchase shares, an Eligible Investor should instruct its bank to wire money to:

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110
ABA Number 011000028
DDA Number 9905-454-6

     Specify on the wire:

(1)	TIAA-CREF Lifecycle Funds—Retirement Class;

(2)	account registration (names of registered owners), address and social security number(s) or taxpayer identification number;

(3)	whether the investment is for a new or existing account (provide Lifecycle Fund account number if exist- ing); and

(4)	the Lifecycle Fund or Funds in which you want to invest, and amount to be invested in each.

     Points to Remember for All Purchases

  Each investment by an Eligible Investor in Retirement Class shares of the Lifecycle Funds must be for a speci- fied dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; we will return these investments.

  If you invest in the Retirement Class of the Lifecycle Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Lifecycle Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a mini- mum investment requirement, on your transactions.

  If we do not receive good funds through wire transfer, we will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Lifecycle Funds. If you are already a shareholder, we can redeem shares from any of your account(s) as reimbursement for all losses. We also reserve the right to restrict you from making future purchases in any of the Lifecycle Funds.

  Federal law requires us to obtain, verify and record information that identifies each person who opens an account. Until we receive the information we need, we may not be able to open an account or effect transactions for you. Furthermore, if we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include closing your account.

  Your ability to purchase shares may be restricted due to limitations on exchanges.

     In-Kind Purchases of Shares

     Advisors, at its sole discretion, may permit an Eligible Investor or its clients to purchase Retirement Class shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the particular Lifecycle Fund; (2) the securities offered to the Lifecycle Fund are not subject to any restrictions upon their sale by the Lifecycle Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Lifecycle Fund’s investment restrictions. If the Lifecycle Fund accepts the securities, the Eligible Investor’s account will be credited with Retirement Class shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact us, and interested clients should contact their Eligible Investor (i.e., their intermediary or plan sponsor).

HOW TO REDEEM SHARES

     Eligible Investors can redeem (sell) their Retirement Class shares at any time. If your shares were purchased through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares purchased through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your intermediary or plan sponsor.

     We will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will be returned.

      We accept redemption orders through a telephone request made by calling 800 842-2776.

     Usually, we send redemption proceeds to the Eligible Investor on the second business day after we receive a redemption request, but not later than seven days afterwards, assuming the request is received in good order by the Lifecycle Funds’ transfer agent (or other authorized Fund agent) (see below). If a redemption is requested shortly after a recent purchase by check, it will take 10 calendar days for your check to clear and for your shares to be available for redemption.

     We can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

       We send redemption proceeds to the Eligible Investor at the address or bank account of record. If proceeds are to be sent elsewhere, we will require a letter of instruction from the Eligible Investor with a Medallion Signature Guarantee. We can send the redemption proceeds by check to the address of record or by wire transfer.

     In-Kind Redemptions of Shares

     Large redemptions by any Eligible Investor that exceed the lesser of $250,000 or 1% of a Lifecycle Fund’s assets during any 90-day period may be considered detrimental to the Lifecycle Fund’s other shareholders. Therefore, at its sole discretion, the Lifecycle Fund may require that you take a “distribution in-kind” upon redemption and may give you portfolio securities (which may consist of either Institutional Class shares of the Underlying Funds or actual securities originally held by the Underlying Funds) instead of cash. The securities you receive in this manner represent a portion of the Lifecycle Fund’s entire portfolio.

HOW TO EXCHANGE SHARES

     Eligible Investors can exchange Retirement Class shares in a Lifecycle Fund for Retirement Class shares of any other Lifecycle Fund at any time. (An exchange is a simultaneous redemption of shares in one Lifecycle Fund and a purchase of shares in another Lifecycle Fund.) If you hold shares through an intermediary, plan sponsor or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and social security number(s) or taxpayer identification number. An exchange is considered a sale of securities, and therefore is a taxable event.

     We reserve the right, at our sole discretion, to reject any exchange request and to modify, suspend, or terminate the exchange privilege at any time for any shareholder or class of shareholders. We may do this, in particular, when we deem your transaction activity to be harmful to the Lifecycle Fund, including market timing activity.

     Eligible Investors can make an exchange through a telephone request by calling 800 842-2776. Once made, an exchange request cannot be modified or canceled.

     Points to Remember when Exchanging:

  Make sure you understand the investment objective of the Lifecycle Fund into which you exchange shares. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the bal- ance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

  We reserve the right to reject any exchange request and to modify or terminate the exchange option at any time. We may do this, in particular, when we deem your transaction activity to be harmful to the Lifecycle Fund, including market-timing activity.

  An exchange is considered a sale of securities, and therefore is taxable.”

The following language should replace all of the text above the sub-heading “Customer Complaints” in the section entitled “Other Investor Information” on page 44 of the Prospectus:

     “Good Order. Requests for transactions by participants or Eligible Investors will not be processed until they are received in good order by the Lifecycle Funds’ transfer agent (or other authorized Fund agent). “Good order” means that a participant’s or Eligible Investor’s transaction request includes the Lifecycle Fund account number, the amount of the transaction (in dollars or shares), signatures of all account owners exactly as registered on the account and any other supporting legal documentation that may be required. Eligible Investors may have their own requirements for considering transaction requests by clients to be in “good order.” If you hold your shares through Eligible Investors, please contact them for their specific “good order” requirements.

     Share Price. If the Lifecycle Funds’ transfer agent (or other authorized Fund agent) receives your order to purchase or redeem shares anytime before the NYSE closes (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If you make a purchase or redemption request after the NYSE closes, the transaction price will be the NAV per share for the next business day. If you purchased shares through an Eligible Investor, the Eligible Investor may require you to communicate to it any purchase, redemption or exchange request before a speci-fied deadline earlier than 4:00 p.m. in order to receive that day’s NAV per share as the transaction price.

     Taxpayer Identification Number. Each Eligible Investor must provide its taxpayer identification number to us and indicate whether or not it is subject to back-up withholding. If an Eligible Investor does not furnish its taxpayer identification number, redemptions and exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding.

     Medallion Signature Guarantee. For some transaction requests by an Eligible Investor, we may require a letter of instruction from the Eligible Investor with a Medallion Signature Guarantee. This requirement is designed to protect you and the Lifecycle Funds from fraud, and to comply with rules on stock transfers.

     Transferring Shares. An Eligible Investor may transfer ownership of its shares to another person or organization that also qualifies as an Eligible Investor or may change the name on its account by sending us written instructions. All registered owners of the account must sign the request and provide signature guarantees.”

CHANGES TO MARKET TIMING/EXCESSIVE TRADING POLICY

Effective October 16, 2007, the Lifecycle Funds will be implementing a new market timing/excessive trading policy. Transactions that occur prior to this effective date will not be subject to the new policy. Accordingly, at that time, the section entitled “Market Timing/Excessive Trading Policy” on page 45 of the Prospectus should be deleted in its entirety and replaced by the following:

     “Market Timing/Excessive Trading Policy

     There are shareholders who may try to profit from making transactions back and forth among the Lifecycle Funds in an effort to “time” the market. As money is shifted in and out of the Lifecycle Funds, the Lifecycle Funds may incur transaction costs, including, among other things, expenses for buying and selling securities. These costs are borne by all Lifecycle Fund shareholders, including long-term investors who do not generate these costs. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. Consequently, the Lifecycle Funds are not appropriate for such market timing and you should not invest in the Lifecycle Funds if you want to engage in market timing activity.

     The Board of Trustees has new adopted policies and procedures, which will become effective on October 16, 2007 to discourage this market timing activity. Under these policies and procedures, if, within a 60-calendar day period, a shareholder redeems or exchanges any monies out of a Lifecycle Fund, subsequently purchases or exchanges any monies back into that same Lifecycle Fund and then redeems or exchanges any monies out of that same Lifecycle Fund, the shareholder will not be permitted to transfer back into that same Lifecycle Fund through a purchase or exchange for 90 calendar days. Transactions occurring prior to October 16, 2007 will not be subject to these new policies and procedures.

     The Lifecycle Funds’ market timing policies and procedures will not be applied to reinvestments of dividends and capital gains distributions, systematic withdrawals, systematic purchases, automatic rebalancings, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by the Lifecycle Funds’ management. In addition, the market timing policies and procedures will not apply to certain tuition (529) programs, funds of funds, wrap programs, asset allocation programs and other similar programs that are approved by the Lifecycle Funds’ management. Lifecycle Funds’ management may also waive the market timing policies and procedures when it is believed that such waiver is in a Lifecycle Fund’s best interests, including but not limited to when it is determined that enforcement of these policies and procedures is not necessary to protect the Lifecycle Fund from the effects of short-term trading.

     The Lifecycle Funds also reserve the right to reject any purchase or exchange request, including when it is believed that a request would be disruptive to a Lifecycle Fund’s efficient portfolio management. The Lifecycle Funds also may suspend or terminate your ability to transact by telephone, fax or Internet for any reason, including the prevention of market timing. A purchase or exchange request could be rejected or electronic trading privileges could be suspended because of the timing or amount of the investment or because of a history of excessive trading by the investor. Because the Lifecycle Funds have discretion in applying this policy, it is possible that similar transaction activity could be handled differently because of the surrounding circumstances.

     The Lifecycle Funds’ and Underlying Funds’ portfolio securities are fair valued, as necessary (most frequently with respect to international holdings), to help ensure that a portfolio security’s true value is reflected in the Lifecycle Funds’ NAVs, thereby minimizing any potential stale price arbitrage.

     The Lifecycle Funds seek to apply their specifically defined market timing policies and procedures uniformly to all shareholders, and not to make exceptions with respect to these policies and procedures (beyond the exceptions noted above). The Lifecycle Funds make reasonable efforts to apply these policies and procedures to shareholders who own shares through omnibus accounts. The Lifecycle Funds have the right to modify their market timing policies and procedures at any time without advance notice. These efforts may include requesting transaction data from intermediaries from time to time to verify whether a Lifecycle Fund’s policies are being followed and/or to instruct intermediaries to take action against shareholders who have violated a Fund’s market timing policies.

     The Lifecycle Funds are not appropriate for market timing. You should not invest in the Lifecycle Funds if you want to engage in market timing activity.

     Shareholders seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite the Lifecycle Funds’ efforts to discourage market timing, there is no guarantee that a Lifecycle Fund or its agents will be able to identify such shareholders or curtail their trading practices.

     If you invest in a Lifecycle Fund through an intermediary, including through a retirement or employee benefit plan, you may be subject to additional market timing or excessive trading policies implemented by the intermediary or plan. Please contact your intermediary or plan sponsor for more details.”

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A11508
10/07

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

SUPPLEMENT NO. 3

dated October 5, 2007

to the February 1, 2007 Statement of Additional Information (SAI)

CHANGES TO THE BOARD OF TRUSTEES

Effective September 17, 2007, Ms. Nancy Eckl was elected to the Board of Trustees (the “Board”) of TIAA-CREF Institutional Mutual Funds (the “Funds”). Additionally, effective September 18, 2007, Mr. Michael A. Forrester was appointed to the Funds’ Board.

The following information should be added to the list of trustees in the Funds’ SAI:

Number of
		Term of	Principal	Portfolios in
	Position(s)	Office and	Occupation(s)	Fund Complex
Name,	Held with	Length of	During	Overseen by	Other Directorships
Address and Date of Birth	the Funds	Time Served	Past 5 Years	Trustee	Held by Trustee
Nancy Eckl	Trustee	Indefinite Term.	Former Vice President	55	Independent Director, The Lazard Funds, Inc.,
c/o Office of the		Trustee since	(1990-2006), American		Lazard Retirement Series, Inc., Lazard Global
Corporate Secretary		September 2007.	Beacon Advisors, Inc.		Total Return and Income Fund, Inc. and Lazard
730 Third Avenue			and Vice President of		World Dividend Income Fund, Inc. and Member
New York, NY 10017-3206			certain funds advised by		of the Board of Managers of Lazard Alternative
Date of Birth			American Beacon		Strategies Fund, LLC.
(“DOB”): 10/06/62			Advisors, Inc.
Michael A. Forrester	Trustee	Indefinite Term.	Chief Operating Officer,	55	None
c/o Office of the		Trustee since	Copper Rock Capital
Corporate Secretary		September 2007.	Partners (since September
730 Third Avenue			2007). Formerly, Chief
New York, NY 10017-3206			Operating Officer, DDJ
DOB: 11/05/67			Capital Management
(2003-2006); and
Executive Vice President
(2000-2002), Senior Vice
President (1995-2000)
and Vice President (1992-
1995), Fidelity Investments.

Ms. Eckl will serve as a member of the following Board committees: the Operations Committee and the Investment Committee. Mr. Forrester will serve as a member of the following Board committees: the Corporate Governance and Social Responsibility Committee and the Audit and Compliance Committee.

The following should be added to the table disclosing the trustees’ equity ownership in the Funds and the TIAA-CREF family of investment companies:

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities in All
	Securities in the Funds	Registered Investment Companies Overseen by Trustee
Name of Trustee	(as of July 31, 2007)	in Family of Investment Companies (as of July 31, 2007)
Nancy Eckl*	Growth & Income Fund	$10,001-$50,000
(Retirement Class)—
$10,001-$50,000
Michael A. Forrester‡	None	None
* Ms. Eckl was elected as a trustee of the Funds’ Board effective September 17, 2007.
‡ Mr. Forrester was appointed as a trustee of the Funds’ Board effective September 18, 2007.

CHANGES TO THE FUNDS’ OFFICERS

Gary Chinery and E. Laverne Jones should be removed from the list of Fund officers in the SAI. Effective September 1, 2007, Marjorie Pierre-Merritt was appointed as Vice President and Acting Corporate Secretary of the Funds by the Board. Effective September 18, 2007, Mary (Maliz) Beams was appointed as Executive Vice President of the Funds by the Board. The following information regarding Ms. Beams and Ms. Pierre-Merritt should be added to the list of officers in the Funds’ SAI:

	Position(s)	Term of Office
Name,	Held with	and Length of
Address and Date of Birth	Funds	Time Served	Principal Occupation(s) During Past 5 Years
Mary (Maliz) Beams	Executive Vice	One-year term.	Executive Vice President of Individual Client Services of TIAA (since July
TIAA-CREF	President	Executive Vice	2007) and of TIAA-CREF Institutional Mutual Funds, CREF, TIAA-CREF Life
730 Third Avenue		President since	Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund
New York, NY 10017-3206		September 2007.	Complex”) (since September 2007); President and Chief Executive Offi-
DOB: 3/29/56			cer, TIAA-CREF Individual & Institutional Services, LLC (since July 2007);
and Senior Managing Director and Head of Wealth Management Group,
TIAA (since 2004). Partner and Managing Director, President of Global
Business Development for the Mutual Fund Group and Head of Interna-
tional Mutual Fund and Offshore Businesses of Zurich Scudder Invest-
ments; and Head of U.S. Scudder Direct Retail Business and Chief
Executive Officer of Scudder Brokerage (1997-2003).
Marjorie Pierre-Merritt	Vice President	One-year term.	Vice President and Acting Corporate Secretary of TIAA and the TIAA-CREF
TIAA-CREF	and Acting	Vice President and	Fund Complex (since September 2007); Assistant Corporate Secretary
730 Third Avenue	Corporate	Acting Corporate	of TIAA (2006-2007); Assistant Corporate Secretary of The Dun &
New York, NY 10017-3206	Secretary	Secretary since	Bradstreet Corporation (2003-2006); and Counsel, The New York Times
DOB: 5/28/66		September 2007.	Company (2001-2003).

CHANGE IN THE FUNDS’ LEGAL COUNSEL

The Funds’ legal counsel is now Dechert LLP. Consequently, the final sentence under the section entitled “Legal Matters” on page B-51 of the SAI should be deleted and replaced in its entirety with the following sentence:

“Dechert LLP serves as legal counsel to the Funds and has provided advice to the Funds related to certain matters under the federal securities laws.”

A11504 10/07

TIAA-CREF LIFECYCLE FUNDS
(series of TIAA-CREF Institutional Mutual Funds)

SUPPLEMENT NO. 2

dated October 5, 2007

to the April 24, 2007 Statement of Additional Information (SAI)

CHANGES TO THE BOARD OF TRUSTEES

Effective September 17, 2007, Ms. Nancy Eckl was elected to the Board of Trustees (the “Board”) of TIAA-CREF Institutional Mutual Funds (the “Trust”). Additionally, effective September 18, 2007, Mr. Michael A. Forrester was appointed to the Trust’s Board.

The following information should be added to the list of trustees in the TIAA-CREF Lifecycle Funds’ (the “Funds”) SAI:

Number of
		Term of	Principal	Portfolios in
Name,	Position(s)	Office and	Occupation(s)	Fund Complex
Address and	Held with	Length of	During	Overseen by	Other Directorships
Date of Birth	the Trust	Time Served	Past 5 Years	Trustee	Held by Trustee
Nancy Eckl	Trustee	Indefinite Term.	Former Vice President	55	Independent Director, The Lazard Funds, Inc.,
c/o Office of the		Trustee since	(1990-2006), American		Lazard Retirement Series, Inc., Lazard Global
Corporate Secretary		September 2007.	Beacon Advisors, Inc.		Total Return and Income Fund, Inc. and Lazard
730 Third Avenue			and Vice President of		World Dividend Income Fund, Inc. and Member
New York, NY 10017-3206			certain funds advised by		of the Board of Managers of Lazard Alternative
Date of Birth			American Beacon		Strategies Fund, LLC.
(“DOB”): 10/06/62			Advisors, Inc.
Michael A. Forrester	Trustee	Indefinite Term.	Chief Operating Officer,	55	None
c/o Office of the		Trustee since	Copper Rock Capital
Corporate Secretary		September 2007.	Partners (since September
730 Third Avenue			2007). Formerly, Chief
New York, NY 10017-3206			Operating Officer, DDJ
DOB: 11/05/67			Capital Management
(2003-2006); and
Executive Vice President
(2000-2002), Senior Vice
President (1995-2000)
and Vice President (1992-
1995), Fidelity Investments.

Ms. Eckl will serve as a member of the following Board committees: the Operations Committee and the Investment Committee. Mr. Forrester will serve as a member of the following Board committees: the Corporate Governance and Social Responsibility Committee and the Audit and Compliance Committee.

The following should be added to the table disclosing the trustees’ equity ownership in the Funds and the TIAA-CREF family of investment companies:

	Dollar Range of Equity	Aggregate Dollar Range of Equity Securities in All
	Securities in the Funds	Registered Investment Companies Overseen by Trustee
Name of Trustee	(as of July 31, 2007)	in Family of Investment Companies (as of July 31, 2007)
Nancy Eckl*	None	$10,001-$50,000
Michael A. Forrester‡	None	None

* Ms. Eckl was elected as a trustee of the Trust’s Board effective September 17, 2007.
‡ Mr. Forrester was appointed as a trustee of the Trust’s Board effective September 18, 2007.

CHANGES TO THE TRUST’S OFFICERS

Gary Chinery and E. Laverne Jones should be removed from the list of the Trust’s officers in the SAI. Effective September 1, 2007, Marjorie Pierre-Merritt was appointed as Vice President and Acting Corporate Secretary of the Trust by the Board. Effective September 18, 2007, Mary (Maliz) Beams was appointed as Executive Vice President of the Trust by the Board. The following information regarding Ms. Beams and Ms. Pierre-Merritt should be added to the list of officers in the Trust’s SAI:

Name,	Position(s)	Term of Office
Address and	Held with	and Length of
Date of Birth	the Trust	Time Served	Principal Occupation(s) During Past 5 Years
Mary (Maliz) Beams	Executive Vice	One-year term.	Executive Vice President of Individual Client Services of TIAA (since July
TIAA-CREF	President	Executive Vice	2007) and of TIAA-CREF Institutional Mutual Funds, CREF, TIAA-CREF Life
730 Third Avenue		President since	Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund
New York, NY 10017-3206		September 2007.	Complex”) (since September 2007); President and Chief Executive Offi-
DOB: 3/29/56			cer, TIAA-CREF Individual & Institutional Services, LLC (since July 2007);
and Senior Managing Director and Head of Wealth Management Group,
TIAA (since 2004). Partner and Managing Director, President of Global
Business Development for the Mutual Fund Group and Head of Interna-
tional Mutual Fund and Offshore Businesses of Zurich Scudder Invest-
ments; and Head of U.S. Scudder Direct Retail Business and Chief
Executive Officer of Scudder Brokerage (1997-2003).
Marjorie Pierre-Merritt	Vice President	One-year term.	Vice President and Acting Corporate Secretary of TIAA and the TIAA-CREF
TIAA-CREF	and Acting	Vice President and	Fund Complex (since September 2007); Assistant Corporate Secretary
730 Third Avenue	Corporate	Acting Corporate	of TIAA (2006-2007); Assistant Corporate Secretary of The Dun &
New York, NY 10017-3206	Secretary	Secretary since	Bradstreet Corporation (2003-2006); and Counsel, The New York Times
DOB: 5/28/66		September 2007.	Company (2001-2003).

RETIREMENT CLASS ELIGIBILITY CHANGES

Due to the changes in the eligibility requirements for Retirement Class shares of the Lifecycle Funds, certain disclosures in the April 24, 2007 SAI need to be revised. The first such revision is to add the following bolded words to the final sentence of the first paragraph under the heading “Retirement Class Service Agreement” on page B-20 of the SAI:

“This agreement was effectively terminated on February 1, 2006, at which time the Lifecycle Funds entered into a new service agreement with Advisors for the provision of certain administrative services related to the offering of Retirement Class of the Lifecycle Funds on retirement plan and other platforms (the “Retirement Class Service Agreement”).”

Secondly, the following language should replace the entire second paragraph under the section entitled “Class Structure” on page B-23 of the SAI:

RETIREMENT CLASS SHARES

Retirement Class shares of the Lifecycle Funds are offered primarily through accounts established by employers, or the trustees of plans sponsored by employers, in connection with certain employee benefit plans (the “plan(s)”), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b) and 457 of the Code. Additionally, Retirement Class shares may be offered by certain intermediaries who have entered into a contract or arrangement with the Lifecycle Funds or their investment adviser or distributor that enables the intermediaries to purchase this class of shares.

CHANGE IN THE FUNDS’ LEGAL COUNSEL

The Funds’ legal counsel is now Dechert LLP. Consequently, the final sentence under the section entitled “Legal Matters” on page B-30 of the SAI should be deleted and replaced in its entirety with the following sentence:

“Dechert LLP serves as legal counsel to the Funds and has provided advice to the Funds related to certain matters under the federal securities laws.”

A11506
10/07